Restructuring and Other Exit Activities Restructuring Reserve Rollforward Table (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Restructuring Cost and Reserve
Restructuring costs and other (benefits) charges	$ (0.3)	$ (0.3)	$ 5.4
Employee Severance
Restructuring Reserve Roll Forward
Restructuring obligations, beginning balance	0.4	2.3	4.5
Cash restructuring costs and other charges (benefits) incurred	(0.2)	(1.0)	3.3
Cash payments	(0.2)	(0.9)	(5.5)
Restructuring obligations, ending balance	0	0.4	2.3
Facility Closing
Other Exit Activities
Cash consideration from sale of Greenwood, South Carolina facility		4.8
Impairment charge in connection with the sale of Greenwood, South Carolina facility		1.9
Fabricated Products
Restructuring Cost and Reserve
Restructuring costs and other (benefits) charges	(0.3)		5.4
Fabricated Products | Employee Severance
Restructuring Cost and Reserve
Revision of estimated employee termination costs		1.0
Fabricated Products | Asset impairment related to restructuring plan
Restructuring Cost and Reserve
Restructuring costs and other (benefits) charges		$ 0.7